Disclosure of fair value measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Cash and cash equivalents	$ 356,499	$ 146,864	$ 53,852
Trade and other receivables - embedded derivatives	17,427	12,538
Non-hedge derivative assets	2,841	3,397
Prepayment option - embedded derivative	3,980	4,430
Investments at FVTPL	282	192
Available-for-sale investments	21,973	13,508
Other financial liabilities	47,561	41,838
Embedded derivatives	1,533	86
Warrant liabilities	6,961	7,588
Option liabilities	732	570
Non-hedge derivative liabilities	16,140	10,682
Fair value [Member]
Statement [Line Items]
Cash and cash equivalents	356,499	146,864
Restricted cash	206	17,148
Trade and other receivables	142,199	116,445
Trade and other receivables - embedded derivatives	17,427	12,538
Non-hedge derivative assets	2,841	3,397
Prepayment option - embedded derivative	3,980	4,430
Investments at FVTPL	282	192
Available-for-sale investments	21,973	13,508
Total financial assets	545,407	314,522
Trade and other payables	192,448	163,027
Finance leases	84,573	12,932
Other financial liabilities	19,625	17,231
Senior unsecured notes	1,082,740	1,040,178
Equipment finance facility	0	50,267
Senior secured revolving credit facilities	0	202,075
Unamortized transaction costs	(8,328)	(6,752)
Embedded derivatives	1,533	86
Warrant liabilities	6,961	7,588
Option liabilities	732	570
Non-hedge derivative liabilities	16,140	10,682
Total financial liabilities	1,396,424	1,497,884
Net financial liability	(851,017)	(1,183,362)
Carrying amount [Domain]
Statement [Line Items]
Cash and cash equivalents	356,499	146,864
Restricted cash	206	17,148
Trade and other receivables	142,199	116,445
Trade and other receivables - embedded derivatives	17,427	12,538
Non-hedge derivative assets	2,841	3,397
Prepayment option - embedded derivative	3,980	4,430
Investments at FVTPL	282	192
Available-for-sale investments	21,973	13,508
Total financial assets	545,407	314,522
Trade and other payables	192,448	163,027
Finance leases	84,573	12,932
Other financial liabilities	22,568	22,998
Senior unsecured notes	991,883	991,004
Equipment finance facility	0	50,267
Senior secured revolving credit facilities	0	202,075
Unamortized transaction costs	(8,328)	(6,752)
Embedded derivatives	1,533	86
Warrant liabilities	6,961	7,588
Option liabilities	732	570
Non-hedge derivative liabilities	16,140	10,682
Total financial liabilities	1,308,510	1,454,477
Net financial liability	$ (763,103)	$ (1,139,955)